Discontinued Operations	3 Months Ended	12 Months Ended
	Mar. 31, 2015	Dec. 31, 2014
Discontinued Operations and Disposal Groups [Abstract]
Discontinued Operations
Discontinued Operations
As part of the Company's strategic objective to focus its resources on the development of SCY-078, the Company's board of directors directed the Company's management to explore the divestiture of the Services Business in order to simplify the Company's business model and to allow the Company's Chief Executive Officer to focus on the execution of the Company's strategic objectives. The Company engaged a third-party firm to assist in the evaluation of several divestiture options (i.e., a third-party sale, spin-off, management buy-out or shut-down process). The Company did not meet the relevant criteria for reporting the service business as held for sale as of March 31, 2015, pursuant to FASB Topic 205-20, Presentation of Financial Statements--Discontinued Operations, and FASB Topic 360, Property, Plant, and Equipment.
On May 4, 2015, the Company's board of directors completed its evaluation of the various divestiture options and directed management to pursue a plan to sell the Service Business to Accuratus, representing a strategic shift in the Company's operations. On this date, the Company met the relevant criteria for and began reporting the Services Business as held for sale and in discontinued operations. Accordingly, the accompanying financial statements have been retrospectively recast to reflect the Services Business in discontinued operations.
On July 21, 2015, the Company completed the sale of the Services Business to Accuratus pursuant to the Agreement, with an effective date of July 17, 2015 (see Note 14).
As a condition to the execution of the Agreement, Accuratus assumed the Company’s post-closing obligation under its facility lease in Durham, North Carolina (see Note 5). The Company and its retained employees will continue to operate from the Durham facility immediately after the closing for a period of up to six months pursuant to a facility license agreement. In addition, under a Transition Services Agreement, Accuratus will provide accounting, IT, payroll, personnel and human resources support, and equity compensation plan administration support services to the Company at rates ranging from one hundred to two hundred dollars per hour for a period of time not to extend beyond December 31, 2015.
The Company and Accuratus also entered into a Commitment to Services Agreement (the "Services Agreement") pursuant to which Accuratus will provide the Company with certain contract research and development services for 18 months (the "Initial Term") following the closing of the sale of the Services Business for a minimum purchase obligation of at least $3,300 due from the Company over the Initial Term of the Services Agreement. The purpose of the Services Agreement is to replace services that were previously provided internally by employees of the Company prior to the sale of the Services Business. The employees performing these services became employees of Accuratus in connection with this sale transaction.

The following table presents a reconciliation of the carrying amounts of assets and liabilities of the Services Business to the amounts presented net in the accompanying balance sheets:

	March 31, 2015	December 31, 2014
Carrying amounts of assets included as part of discontinued operations:
Accounts and unbilled receivables, net	$1,053	$1,501
Prepaid expenses and other current assets	258	289
Property and equipment, net	4,674	4,835
Other assets	64	76
Assets of discontinued operations, net	$6,049	$6,701

Carrying amounts of liabilities included as part of discontinued operations:
Accounts payable and accrued expenses	$689	$681
Deferred revenue	445	445
Deferred rent	1,237	1,294
Liabilities related to assets of discontinued operations	$2,371	$2,420

The following table presents revenue, (expenses), gains, and (losses) attributable to discontinued operations:

	Three Months Ended March 31,
	2015	2014
Major line items constituting income (loss) of discontinued operations:
Total revenue	$3,232	$4,640
Cost of revenue	(3,231)	(3,960)
Research and development	(431)	—
Selling, general and administrative	(23)	—
Income tax expense	—	(313)
Income (loss) from discontinued operations, net	$(453)	$367
The following table presents depreciation, capital expenditures, and significant operating and investing non-cash items related to the discontinued operations:

	Three Months Ended March 31,
	2015	2014
Depreciation expense	$282	$282
Purchases of property and equipment	$(171)	$(74)
Stock-based compensation	$33	$13
Changes in deferred rent	$(57)	$(15)
Equipment purchases in accounts payable and accrued expenses	$25	$204

Discontinued Operations
As part of the Company's strategic objective to focus its resources on the development of SCY-078, the Company's board of directors directed the Company's management to explore the divestiture of the Services Business in order to simplify the Company's business model and to allow the Company's Chief Executive Officer to focus on the execution of the Company's strategic objectives. The Company engaged a third-party firm to assist in the evaluation of several divestiture options (i.e., a third-party sale, spin-off, management buy-out or shut-down process). The Company did not meet the relevant criteria for reporting the service business as held for sale as of December 31, 2014, pursuant to FASB Topic 205-20, Presentation of Financial Statements--Discontinued Operations, and FASB Topic 360, Property, Plant, and Equipment.
On May 4, 2015, the Company's board of directors completed its evaluation of the various divestiture options and directed management to pursue a plan to sell the Service Business to Accuratus, representing a strategic shift in the Company's operations. On this date, the Company met the relevant criteria for and began reporting the Services Business as held for sale and in discontinued operations. Accordingly, the accompanying financial statements have been retrospectively recast to reflect the Services Business in discontinued operations.
On July 21, 2015, the Company completed the sale of the Services Business to Accuratus pursuant to the Agreement, with an effective date of July 17, 2015 (see Note 20).
The Services Business has been presented separately as discontinued operations in the Company's Statements of Operations for both years presented. The following table presents a reconciliation of the carrying amounts of assets and liabilities of the Services Business to assets of discontinued operations, net in the accompanying balance sheets:

	December 31,
	2014	2013
Carrying amounts of assets included as part of discontinued operations:
Accounts and unbilled receivables, net	$1,501	$1,062
Prepaid expenses and other current assets	289	246
Property and equipment, net	4,835	5,401
Other assets	76	89
Assets of discontinued operations, net	$6,701	$6,798

Carrying amounts of liabilities included as part of discontinued operations:
Accounts payable and accrued expenses	$681	$737
Deferred revenue	445	225
Deferred rent	1,294	1,481
Liabilities related to assets of discontinued operations	$2,420	$2,443

The following table presents revenue, (expenses), gains, and (losses) attributable to discontinued operations:

	Years Ended December 31,
	2014	2013
Major line items constituting income of discontinued operations:
Total revenue	$17,768	$16,762
Cost of revenue	(15,446)	(16,305)
Selling, general and administrative	48	—
Gain on insurance recovery	165	—
Gain on sale of asset	—	988
Income tax expense	(1,166)	(575)
Income from discontinued operations	$1,369	$870

The following table presents depreciation, capital expenditures, and significant operating and investing non-cash items related to the discontinued operations:

	Years Ended December 31,
	2014	2013
Depreciation expense	$1,132	$1,215
Purchases of property and equipment	(704)	(431)
Proceeds from insurance recovery	216	—
Gain on insurance recovery	(165)	—
Gain on sale of asset, net of transaction expenses	—	(988)
Proceeds from sale of asset, net of transaction expenses	—	988
Stock-based compensation	159	45
Changes in deferred rent	(187)	(53)
Equipment purchases in accounts payable and accrued expenses	34	15
Impairment of fixed asset	51	—